Subsequent Events (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 15, 2020	Apr. 06, 2020	Nov. 13, 2019	Sep. 17, 2020	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Oct. 23, 2020	Jan. 10, 2020	Nov. 06, 2019	Apr. 10, 2019	Sep. 03, 2018
Subsequent Events (Details) [Line Items]
Ownership percentage										40.00%	90.00%	20.00%	51.00%
Gross proceeds					$ 1,111,069		$ 940,131	$ 850,000
Securities purchase agreement, description				The Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell an aggregate of 720,000 shares (the “Shares”) of the Company’s common stock, no par value (“Common Stock”), and warrants (the “Warrants”) to purchase 720,000 Shares at a per share purchase price of $1.46 (the “Offering”). The net proceeds to the Company from such Offering will be approximately $1.05 million.
Warrant description				The Warrants will expire five and a half (5.5) years from its date of issuance. The Warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force exercise the Warrants if the Company’s common stock trades at or above $4.38 for 20 consecutive trading days, provided, among other things, that the shares issuable upon exercise of the are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 60,000 shares of Common Stock per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date. On September 21 and September 22, 2020, the Company received total gross proceeds of $1.05 million.	The Warrants will expire five and a half (5.5) years from the date of issuance. The Warrants are subject to anti-dilution provisions to reflect stock dividends and splits or other similar transactions. The Warrants contain a mandatory exercise right for the Company to force exercise of the Warrants if the closing price of the Common Stock equals or exceeds $5.97 for twenty (20) consecutive trading days, provided, among other things, that the shares issuable upon exercise of the Warrants are registered or may be sold pursuant to Rule 144 and the daily trading volume exceeds 60,000 shares of Common Stock per trading day on each trading day in a period of 20 consecutive trading days prior to the applicable date.
Warrants exercise price				$ 1.825	$ 1.99
Stockholders equity balance							$ 357,900
Longhe Ship Management (Hong Kong) Co., Limited [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage							100.00%	100.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage									100.00%
Minimum value of stockholders equity	$ 2,500,000
Mr. Shanming Liang [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds			$ 10		$ 59,869
Shares issued					1,000,000
Securities Purchase Agreements [Member]
Subsequent Events (Details) [Line Items]
Subsequent Events, description		On April 6, 2020, the Company entered into a share purchase agreement (the “Agreement”) with Mr. Kelin Wu (the “Seller”) and Mandarine Ocean Ltd, a shipping company registered in the Marshall Islands (“Hanyang Shipping”), to acquire 75% of the capital stock of Hanyang Shipping held by the Seller for an aggregate consideration of up to $3.75 million to be paid in cash and the Company’s restricted shares of common stock.
Warrant description					On November 2 and November 3, 2020, the Company entered into securities purchase agreements with certain "non-U.S. Persons" as defined in Regulation S of the Securities Act of 1933, as amended, pursuant to which the Company agreed to sell an aggregate of 860,000 shares of Series A Convertible Preferred Stock (the "Series A Preferred Stock"), each convertible into one share of common stock, no par value, of Company ("Common Stock"), upon the terms and subject to the limitations and considerations set forth in the Certificate of Designation of the Series A Preferred Stock, and warrants (the "Warrants") to purchase up to 1,032,000 shares of Common Stock (the "Offering"). The purchase price for each share of Series A Preferred Stock and accompanying Warrants is $1.66. The net proceeds to the Company from this Offering will be approximately $1.43 million, not including any proceeds that may be received upon cash exercise of the Warrants.